Business acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combinations [Line Items]
Summary of Fair Value of Assets and Liabilities Acquired

The purchase price was as follows:

Issuance of common shares	2,601
Contingent consideration (i)	2,279
4,880

Contingent consideration valued at $2.3 million representing the granting of up to 280,000 warrants to purchase common shares of the Company at an exercise price of $1.81 per share, subject to the achievement of certain milestone gross revenue derived from the Pathway Royalty Activities, which has been presented on the consolidated statement of financial position as contingent consideration in the form of equity.

Pathway Rx Inc
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocated

The purchase price was allocated as follows:

	March 13, 2019	Adjustments	December 31, 2019
Intangible assets	13,368	184	13,552
Accounts payable and accrued liabilities	—	(184)	(184)
Deferred tax liability	(3,609)	—	(3,609)
Non-controlling interest (50%)	(4,879)	—	(4,879)
	4,880	—	4,880

Sundial U K Limited | Bridge Farm
Disclosure Of Business Combinations [Line Items]
Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

	July 2, 2019	Adjustments	December 31, 2019
Cash	77,023	—	77,023
Issuance of common shares	37,248	—	37,248
Contingent consideration	15,630	361	15,991
	129,901	361	130,262

Summary of Purchase Price Allocated

The purchase price was allocated as follows:

	July 2, 2019	Adjustments	December 31, 2019
Accounts receivable	7,403	—	7,403
Inventory	469	1	470
Biological assets	1,233	55	1,288
Property, plant and equipment	57,717	651	58,368
Intangible assets	25,636	(165)	25,471
Accounts payable	(14,293)	—	(14,293)
Long term debt	(33,618)	—	(33,618)
Lease obligations	(15,567)	388	(15,179)
Deferred income tax liability	(3,038)	(1,317)	(4,355)
Goodwill	103,959	748	104,707
	129,901	361	130,262